Weighted Average Useful Lives from Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2014
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	50 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	5 years 6 months
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	4 years 2 months 12 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	9 years 9 months 18 days
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	3 years 4 months 24 days
Licensed copyrights of video contents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	3 years 4 months 24 days
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life	5 years 10 months 24 days